Average Annual Total Returns		12 Months Ended	24 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Miller Convertible Bond Fund | ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.66%		4.67%	11.81%
Miller Convertible Bond Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.30%		(0.36%)	2.01%
Miller Convertible Bond Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		1.84%		0.49%	4.18%
Miller Convertible Bond Fund | Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.24%		1.16%	4.27%
Miller Convertible Bond Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.34%		2.17%	5.31%
Miller Convertible Bond Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.54%		0.31%	3.53%
Miller Convertible Bond Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.71%		0.86%	3.37%
Miller Intermediate Bond Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.30%		(0.36%)	2.01%
Miller Intermediate Bond Fund | Miller Intermediate Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.10%		3.41%	5.06%
Miller Intermediate Bond Fund | Miller Intermediate Bond Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.11%		1.61%	3.39%
Miller Intermediate Bond Fund | Miller Intermediate Bond Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.17%		1.81%	3.19%
Miller Market Neutral Income Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	7.30%	4.22%
Miller Market Neutral Income Fund | Bloomberg 1-3 year US Government/Credit Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	5.35%	4.84%
Miller Market Neutral Income Fund | Miller Market Neutral Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.04%	9.77%
Performance Inception Date		Dec. 29, 2023
Miller Market Neutral Income Fund | Miller Market Neutral Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.97%	7.70%
Miller Market Neutral Income Fund | Miller Market Neutral Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.05%	6.64%

[1]	ICE BofA All Convertibles Exclude Mandatory All Qualities Index tracks the performance of convertible securities in the United States that are not mandatory convertibles. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the Index does not reflect any fees or expenses. An investor cannot invest directly in an index or benchmark.
[2]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities. Unlike the Fund’s returns, an Index does not reflect any fees or expenses. An investor cannot invest directly in an index or benchmark.
[3]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities. Unlike the Fund’s returns, an index does not reflect any fees or expenses. An investor cannot invest directly in an index or benchmark.
[4]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities. Unlike the Fund’s returns, an index does not reflect any fees or expenses. An investor cannot invest directly in an index or benchmark.
[5]	The Bloomberg 1-3 Year Government/Credit Index measures investment grade, US dollar-denominated, fixed-rate nominal Treasuries, government-related and corporate securities with 1-3 year maturities. Unlike the Fund’s returns, an index does not reflect any fees or expenses. An investor cannot invest directly in an index or benchmark